SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended	12 Months Ended
	Apr. 30, 2026	Dec. 31, 2025
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The accompanying condensed unaudited financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”), and pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”) applicable to interim financial information. Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete annual financial statements and should be read in conjunction with the Company's audited financial statements and notes thereto included in its Annual Report on Form 10-K for the fiscal year ended October 31, 2025. In the opinion of management, the accompanying condensed unaudited financial statements reflect all adjustments, consisting of normal recurring adjustments, considered necessary to present fairly the Company's financial position as of April 30, 2026 and October 31, 2025, and the results of its operations for the three and six months ended April 30, 2026 and 2025, and its cash flows for the six months ended April 30, 2026 and 2025. The results of operations for the interim periods are not necessarily indicative of the results that may be expected for the full fiscal year ending October 31, 2026.

Basis of Presentation

The accompanying financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”), and pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”) and reflect all adjustments, consisting of normal recurring adjustments, which management believes are necessary to fairly present the financial position, results of operations and cash flows of the Company for the years ended October 31, 2025 and October 31, 2024.

Out-of-Period Adjustment

Out-of-Period Adjustment

During the year ended October 31, 2025, the Company recorded an out-of-period adjustment to write off the full gross amount of a previously capitalized intangible asset related to the prototype Compact Hydrogen Refueling Station. The asset was originally recorded at $136,725 following the conversion of a SAFE investment into intellectual property. Upon further evaluation, management determined that the asset did not meet the criteria for capitalization.

Management evaluated the error, both qualitatively and quantitatively, and concluded that the adjustment was not material to any prior interim or annual period. The Company recorded an expense of $105,190, presented as “Loss on write-off of intangible asset” within other expenses for the twelve months ended October 31, 2025. The remaining balance of the gross asset and related accumulated amortization were removed from the balance sheet as part of the adjustment. The previously recorded amortization from earlier periods was not reversed and remains reported in those respective periods.

Use of Estimates

Use of Estimates

The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. The management makes its best estimate of the outcome for these items based on information available when the financial statements are prepared.

Use of Estimates

The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. The management makes its best estimate of the outcome for these items based on information available when the financial statements are prepared.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all highly liquid investments with original maturities of three months or less to be cash equivalents. As of April 30, 2026, and October 31, 2025, the Company did not hold any investments that qualify as cash equivalents. Therefore, the cash and cash equivalents line item in the balance sheet solely comprises cash.

The Company maintains its cash balances at financial institutions, which at times may exceed federally insured limits. While the Company monitors the credit quality of its banking institutions, cash balances in excess of Federal Deposit Insurance Corporation (FDIC) insurance limits expose the Company to a certain degree of credit risk in the event of the financial institutions' failure.

Cash and Cash Equivalents

The Company considers all highly liquid investments with original maturities of three months or less to be cash equivalents. As of October 31, 2025, and October 31, 2024, the Company did not hold any investments that qualify as cash equivalents. Therefore, the cash and cash equivalents line item in the balance sheet solely comprises cash.

Stock-Based Compensation

Stock-Based Compensation

The Company accounts for stock-based compensation in accordance with Accounting Standards Codification (“ASC”) 718 Compensation - Stock Compensation (“ASC 718”). ASC 718 requires that the cost of equity awards, issued in exchange for services, including those issued to employees and predominantly to consultants, be measured at the grant-date fair value. The Company does not adhere to a formal stock-based compensation plan; rather, it issues stock awards on a discretionary basis as part of compensation agreements with selected employees and consultants. Compensation for stock-based awards is recognized as a non-cash expense on the statement of operations. The fair value of restricted stock grants is determined using the closing market price on the grant date, adjusted for an appropriate discount to reflect the restrictions on transferability and marketability of the shares. The discount is calculated using a weighted average of comparable restricted stock transactions, which better reflects the economic impact of larger issuances and provides a more accurate representation of fair value under ASC 718. The expense associated with these awards is recorded based on the fair value on the date of grant, as determined using a pricing model commensurate with the terms of the award. This cost is recognized over the period during which the award recipient is required to perform services, typically known as the vesting period. The total compensation cost related to vested stock-based awards is recognized after adjusting for estimated forfeitures at the time of vesting. The expense related to stock-based compensation is included within the same statement of operations lines as cash compensation for the consultants and employees who receive the awards, currently included in general and administrative expenses on the statement of operations as the Company does not allocate compensation costs to Costs of Goods Sold. As of the report date, the Company has not established any plans to issue dividends on stock-based awards. Any tax benefits arising from deductions for these awards are recorded in additional paid-in capital, provided they exceed the cumulative compensation cost recognized.

Stock-Based Compensation

The Company accounts for stock-based compensation in accordance with Accounting Standards Codification (“ASC”) 718 Compensation - Stock Compensation (“ASC 718”). ASC 718 requires that the cost of equity instrument awards, issued in exchange for services, including those issued to employees and predominantly to consultants, be measured at the grant-date fair value. The Company does not adhere to a formal stock-based compensation plan; rather, it issues stock awards on a discretionary basis as part of compensation agreements with selected consultants and employees. Compensation for stock-based awards is recognized as a non-cash expense on the statement of operations. For the year ended October 31, 2024, the expense associated with these awards is recorded based on the fair value on the date of grant, as determined using the Black-Scholes-Merton option-pricing model. For the year ended October 31, 2025, the Company revised its valuation methodology for restricted stock issuances. The fair value of restricted stock grants is determined using the closing market price on the grant date, adjusted for an appropriate discount to reflect the restrictions on transferability and marketability of the shares. The discount is calculated using a weighted average of comparable restricted stock transactions, which better reflects the economic impact of larger issuances and provides a more accurate representation of fair value under ASC 718. This cost is recognized over the period during which the award recipient is required to perform services, typically known as the vesting period. The total compensation cost related to vested stock-based awards is recognized after adjusting for estimated forfeitures at the time of vesting. The expense related to stock-based compensation is included within the same statement of operation line items as cash compensation for the consultants and employees who receive the awards, currently included in general and administrative expenses on the statement of operations as the Company does not allocate compensation costs to costs of goods sold. As of the report date, the Company has not established any plans to issue dividends on stock-based awards. Any tax benefits arising from deductions for these awards are recorded in additional paid-in capital, provided they exceed the cumulative compensation cost recognized.

Income Taxes

Income Taxes

Income taxes are computed using the asset and liability method. Under the asset and liability method, deferred income tax assets and liabilities are determined based on the differences between the financial reporting and tax bases of assets and liabilities and are measured using the currently enacted tax rates and laws. A valuation allowance is provided for the amount of deferred tax assets that, based on available evidence, are not expected to be realized.

The Company follows the provisions of ASC 740, Income Taxes (“ASC 740”), related to accounting for uncertainty in income taxes. ASC 740 prescribes a recognition threshold and measurement process for uncertain tax positions taken or expected to be taken in a tax return. The Company recognizes the financial statement effects of a tax position when it is more likely than not that, based on technical merits, the position will be sustained upon examination by the relevant taxing authorities. The Company had no unrecognized tax benefits as of April 30, 2026 and October 31, 2025, and does not anticipate any significant changes in unrecognized tax benefits within the next 12 months.

Income Taxes

Income taxes are computed using the asset and liability method. Under the asset and liability method, deferred income tax assets and liabilities are determined based on the differences between the financial reporting and tax bases of assets and liabilities and are measured using the currently enacted tax rates and laws. A valuation allowance is provided for the amount of deferred tax assets that, based on available evidence, are not expected to be realized.

Revenue Recognition

Revenue Recognition

We recognize revenue in accordance with ASC 606, Revenue from Contracts with Customers (“ASC 606”). The standard’s stated core principle is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To achieve this core principle, ASC 606 includes provisions within a five-step model that includes identifying the contract with a customer, identifying the performance obligations in the contract, determining the transaction price, allocating the transaction price to the performance obligations, and recognizing revenue when, or as, an entity satisfies a performance obligation.

In certain arrangements where the Company facilitates the provision of goods or services provided by a third party, and does not take control of those goods or services, revenue is recognized on a net basis, limited to the margin or fee earned, consistent with the Company’s role as an agent under ASC 606-10-55-36 through 55-40.

During the three months ended April 30, 2026 and April 30, 2025, the Company recognized $33,821 and $43,708 in revenue related to the facilitation of delivery of hydrogen refueling equipment and related services. Based on its evaluation of the arrangement, the Company determined that it acted as an agent with respect to the facilitation of delivery of equipment, as it did not obtain control of the goods and the third-party vendor delivered directly to the customer. As a result, revenue was recognized on a net basis, excluding gross billings and associated third-party costs, in accordance with ASC 606.

Revenue Recognition

We recognize revenue in accordance with ASC 606, Revenue from Contracts with Customers (“ASC 606”). The standard’s stated core principle is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To achieve this core principle, ASC 606 includes provisions within a five-step model that includes identifying the contract with a customer, identifying the performance obligations in the contract, determining the transaction price, allocating the transaction price to the performance obligations, and recognizing revenue when, or as, an entity satisfies a performance obligation.

In certain arrangements where the Company facilitates the provision of goods or services provided by a third party, and does not take control of those goods or services, revenue is recognized on a net basis, limited to the margin or fee earned, consistent with the Company’s role as an agent under ASC 606-10-55-36 through 55-40.

During the year ended October 31, 2025, the Company recognized $65,561 in revenue related to the facilitation of delivery of hydrogen refueling equipment and related services. Based on its evaluation of the arrangement, the Company determined that it acted as an agent with respect to the facilitation of delivery of equipment, as it did not obtain control of the goods and the third-party vendor delivered the equipment directly to the customer. As a result, revenue was recognized on a net basis, excluding gross billings and associated third-party costs, in accordance with ASC 606.

During the year ended October 31, 2024, the Company had revenue of $4,241. Revenue was recognized from hydrogen engineering services and combustion solutions.

Basic and Diluted Net Loss per Common Share

Basic and Diluted Net Loss per Common Share

Basic loss per common share is computed by dividing the net loss by the weighted average number of shares of common stock outstanding for each period. Diluted loss per share is computed by dividing the net loss by the weighted average number of shares of common stock outstanding plus the dilutive effect of shares issuable as common stock equivalents. As the Company is currently presenting net losses the weighted-average number of common shares outstanding excludes potential common stock equivalents because their inclusion would be anti-dilutive.

Basic and Diluted Net Loss per Common Share

Basic loss per common share is computed by dividing the net loss by the weighted average number of shares of common stock outstanding for each period. Diluted loss per share is computed by dividing the net loss by the weighted average number of shares of common stock outstanding plus the dilutive effect of shares issuable through the common stock equivalents. The weighted-average number of common shares outstanding excludes common stock equivalents because their inclusion would be anti-dilutive.

Property and Equipment

Property and Equipment

Property and equipment are carried at cost and, less accumulated depreciation. The cost of repairs and maintenance is expensed as incurred; major replacements and improvements are capitalized. When assets are retired or disposed of, the cost and accumulated depreciation are removed from the accounts, and any resulting gains or losses are included in the statement of operations in the year of disposal. The Company examines the possibility of decreases in the value of property and equipment when events or changes in circumstances reflect the fact that their recorded value may not be recoverable.

The Company’s property and equipment consist of specialized hydrogen equipment, related processing systems, and vehicles. Depreciation is computed using the straight-line method over the estimated useful lives of the assets. Small equipment is depreciated over 3 years, vehicles are depreciated over 4 years, and large equipment is depreciated over 7 years.

Useful life
Small equipment	3 Years
Large equipment	7 Years
Vehicles	4 Years

Property and Equipment

Property and equipment are carried at cost and, less accumulated depreciation. The cost of repairs and maintenance is expensed as incurred; major replacements and improvements are capitalized. When assets are retired or disposed of, the cost and accumulated depreciation are removed from the accounts, and any resulting gains or losses are included in income in the year of disposal. The Company examines the possibility of decreases in the value of property and equipment when events or changes in circumstances reflect the fact that their recorded value may not be recoverable.

The Company’s property and equipment mainly consists of computer and laser equipment. Depreciation is computed using the straight-line method over the estimated useful lives of the assets.

Useful life
Small equipment	3 Years
Large equipment	7 Years
Vehicles	4 Years

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The Company reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be fully recoverable. To determine recoverability of a long-lived asset, management evaluates whether the estimated future undiscounted net cash flows from the asset are less than its carrying amount. If impairment is indicated, the long-lived asset would be written down to fair value. Fair value is determined by an evaluation of available price information at which assets could be bought or sold, including quoted market prices, if available, or the present value of the estimated future cash flows based on reasonable and supportable assumptions.

Impairment of Long-Lived Assets

The Company reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be fully recoverable. To determine recoverability of a long-lived asset, management evaluates whether the estimated future undiscounted net cash flows from the asset are less than its carrying amount. If impairment is indicated, the long-lived asset would be written down to fair value. Fair value is determined by an evaluation of available price information at which assets could be bought or sold, including quoted market prices, if available, or the present value of the estimated future cash flows based on reasonable and supportable assumptions.

Leases

Leases

The Company accounts for leases in accordance with ASC 842, Leases (“ASC 842”). At contract inception, the Company determines if an arrangement is or contains a lease. Where the Company is the lessee, for each lease with a term greater than twelve months, the Company records a right-of-use asset and lease liability. A right-of-use asset represents the economic benefit conveyed to the Company by the right to use the underlying asset over the lease term. A lease liability represents the obligation to make lease payments arising from the use of the asset over the lease term. As most of the Company’s leases do not provide an implicit interest rate, the lease liability is calculated at lease commencement as the present value of unpaid lease payments using the Company’s estimated incremental borrowing rate. The incremental borrowing rate represents the rate of interest that the Company would have to pay to borrow an amount equal to the lease payments on a collateralized basis over a similar term and is determined using a portfolio approach based on information available at the commencement date of the lease. Leases with an initial expected term of 12 months or less are not recorded in the Balance Sheet and the related lease expense is recognized on a straight-line basis over the lease term.

Leases

The Company accounts for leases in accordance with ASC 842, Leases (“ASC 842”). At contract inception, the Company determines if an arrangement is or contains a lease. Where the Company is the lessee, for each lease with a term greater than twelve months, the Company records a right-of-use asset and lease liability. A right-of-use asset represents the economic benefit conveyed to the Company by the right to use the underlying asset over the lease term. A lease liability represents the obligation to make lease payments arising from the use of the asset over the lease term. As most of the Company’s leases do not provide an implicit interest rate, the lease liability is calculated at lease commencement as the present value of unpaid lease payments using the Company’s estimated incremental borrowing rate. The incremental borrowing rate represents the rate of interest that the Company would have to pay to borrow an amount equal to the lease payments on a collateralized basis over a similar term and is determined using a portfolio approach based on information available at the commencement date of the lease. Leases with an initial expected term of 12 months or less are not recorded in the Balance Sheet and the related lease expense is recognized on a straight-line basis over the lease term.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In March 2024, the Financial Accounting Standards Board (FASB) issued ASU No. 2024-01, "Compensation—Stock Compensation (Topic 718): Scope Application of Profits Interest and Similar Awards." This update clarifies the accounting for profits interest awards by specifying when these awards should be accounted for under ASC 718, Stock Compensation, as opposed to other compensation arrangements like cash bonuses under ASC 710. This clarification is provided through a series of illustrative examples which show how to determine whether profits interest awards meet the conditions of ASC 718, focusing on when such awards should be recognized as equity or liability. The guidance is intended to increase the comparability and consistency of financial reporting by providing clearer criteria for the accounting of profits interest awards.

For public companies, the amendments in this update are effective for fiscal years beginning after December 15, 2024, including interim periods within those fiscal years. For private companies, the amendments are effective for fiscal years beginning after December 15, 2025, and interim periods within fiscal years beginning after December 15, 2026. Early adoption is permitted. The Company is currently evaluating the impact of this accounting standard update on its financial statements and will continue to assess its potential effects as the adoption date approaches.

In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which requires enhanced disclosures related to effective tax rate reconciliation and income taxes paid. The amendments are effective for public business entities for fiscal years beginning after 12/15/24. The Company does not expect adoption of this standard to have a material impact on its financial position or results of operations, but expects expanded income tax disclosures.

In November 2024, the FASB issued ASU No. 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40), which requires additional disaggregated expense disclosures in the notes to the financial statements. The amendments are effective for fiscal years beginning after 12/15/25. The Company is evaluating the impact of this standard on its disclosures.

Segment Reporting

Segment Reporting

The Company operates as one reportable segment. The Chief Executive Officer, who serves as the Chief Operating Decision Maker as defined under ASC 280, Segment Reporting (“ASC 280”), manages and evaluates the Company’s operations and performance on a consolidated basis. The Company’s operations are focused on the design, development, manufacturing, and sale of integrated green hydrogen-based products and related services.

The Company offers multiple products, including the Compact Hydrogen Refueling Station, Hydrogen Carbon Cleaner (HCC), and Scalable Hydrogen Energy Platform (SHEP). These products share common technologies, production processes, customer markets, and distribution channels. Financial information is not prepared or reviewed separately for these product lines for resource allocation or performance evaluation purposes. As such, management has determined that the Company has one operating and reportable segment.

Employee Benefits

Employee Benefits

During the three months ended April 30, 2026, the Company paid $1,485 in employer retirement contributions, representing 3% of semi-monthly payroll for one employee over three pay periods. These contributions are made in accordance with the terms of the Company’s state-mandated retirement plan for eligible employees and are recorded as employee benefits expense in the period incurred.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820, Fair Value Measurement ("ASC 820"), establishes a three-tier fair value hierarchy that prioritizes the inputs used to measure fair value, giving the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3):

•	Level 1 — observable inputs such as quoted prices for identical instruments in active markets;
•	Level 2 — inputs other than quoted prices that are directly or indirectly observable, such as quoted prices for similar instruments in active markets, or quoted prices for identical or similar instruments in markets that are not active; and
•	Level 3 — unobservable inputs for which little or no market data exists, requiring the Company to develop its own assumptions, including valuations derived from techniques in which one or more significant inputs or value drivers are unobservable.

Recurring fair value measurements. The Company's convertible promissory note issued on April 7, 2025 was classified as a liability and measured at fair value on a recurring basis under ASC 480, Distinguishing Liabilities from Equity ("ASC 480"), because it required settlement in a variable number of shares for a fixed monetary amount. The Company determined its fair value, a Level 2 measurement, from the conversion terms and the observable market price of the Company's common stock. The note had a fair value of $59,867 at October 31, 2025 and was fully converted into common stock during the three months ended January 31, 2026, at which point the liability was derecognized; the resulting $12,421 decrease in fair value was recognized as a gain on fair value of convertible note in the condensed statements of operations.

In connection with convertible notes issued in April 2026, the Company recognized a derivative liability of $192,500 as of April 30, 2026, measured at fair value on a recurring basis using the intrinsic-value method described in Note 9. Because the measurement relies on a Company-specific valuation model with significant unobservable inputs, the derivative liability is classified as a Level 3 measurement.

Other financial instruments. The carrying amounts of the Company's remaining financial instruments cash, accounts payable, accrued interest payable, advances from related parties, and notes payable to related parties approximate fair value as of April 30, 2026 and October 31, 2025, due to the short maturity of those instruments or interest rates that fluctuate with market rates, consistent with the disclosure requirements of ASC 825, Financial Instruments.

Convertible Debt Issued with Detachable Warrants

Convertible Debt Issued with Detachable Warrants

When the Company issues convertible debt with detachable common stock purchase warrants, the Company allocates the proceeds between the debt instrument and the warrants based on their relative fair values at the issuance date in accordance with ASC 470-20, Debt with Conversion and Other Options. The fair value allocated to the warrants is credited to additional paid-in capital and recorded as a debt discount on the face of the note. This debt discount, together with any original issue discount, is amortized to interest expense over the term of the debt using the straight-line method, which approximates the effective interest method given the terms of the instruments. If a note is converted or repaid prior to maturity, a proportionate share of the unamortized discount is immediately recognized as interest expense.

Embedded Conversion Features

Embedded Conversion Features

The Company evaluates embedded conversion features within convertible debt instruments under ASC 815, Derivatives and Hedging, to determine whether the embedded conversion feature should be bifurcated from the host instrument and accounted for as a derivative liability at fair value, with changes in fair value reported in earnings each reporting period. Bifurcation is required when: (i) the economic characteristics and risks of the embedded feature are not clearly and closely related to those of the debt host; (ii) the hybrid instrument is not remeasured at fair value with changes in earnings; and (iii) a separate instrument with the same terms as the embedded feature would be a derivative under ASC 815.

An embedded conversion feature that meets the bifurcation criteria under ASC 815 may nonetheless qualify for the equity scope exception under ASC 815-40-15 if it would be classified as equity if it were a freestanding instrument (i.e., the fixed-for-fixed test). A conversion feature that provides for settlement in a variable number of shares such as a conversion price equal to a percentage of the market price generally fails the fixed-for-fixed test and does not qualify for the equity scope exception. If the equity scope exception is not available, the conversion feature is bifurcated and recorded as a derivative liability.

If the conversion feature does not require derivative treatment under ASC 815, the instrument is evaluated under ASC 470-20 for the presence of a beneficial conversion feature.

Derivative Financial Instruments

Derivative Financial Instruments

The Company evaluates all of its financial instruments, including convertible notes and stock purchase warrants, to determine if such instruments are derivatives or contain features that qualify as embedded derivatives. For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair value and is then re-valued at each reporting date, with changes in fair value reported as charges or credits to income.

For warrants classified as equity instruments, the Company uses the Black-Scholes option pricing model to determine the grant-date fair value for purposes of the ASC 470-20 relative fair value allocation. The classification of financial instruments, including whether such instruments should be recorded as liabilities or as equity, is re-assessed at the end of each reporting period.

Debt Discount and Debt Issue Costs

Debt Discount and Debt Issue Costs

The Company records debt discounts and debt issue costs in connection with the issuance of debt instruments. Debt discounts arise from the issuance of warrants with notes (ASC 470-20 allocation), original issue discounts, and bifurcated derivative liabilities (if applicable). Debt issue costs include direct costs incurred in connection with the issuance of debt, such as legal fees and placement agent fees that are not withheld from proceeds. These amounts are presented as a reduction of the carrying value of the related debt on the balance sheet and are amortized to interest expense over the term of the debt using the straight-line method. If a note is extinguished prior to maturity, any unamortized debt discount and debt issue costs are immediately recognized as a component of the gain or loss on extinguishment in accordance with ASC 470-50.

Original Issue Discount

Original Issue Discount

For certain convertible debt issued, the Company provides the debt holder with an original issue discount (“OID”), which represents the difference between the face value of the note and the proceeds received. The OID is recorded as a debt discount, reducing the carrying value of the note on the balance sheet, and is amortized to interest expense over the term of the note using the straight-line method. Any unamortized OID is presented net of the related debt on the balance sheet. If a note is converted or repaid prior to maturity, the remaining unamortized OID is immediately expensed as interest expense or recognized as a component of the gain or loss on extinguishment, as applicable.

Common Stock Payable

Common Stock Payable

Common stock payable represents the fair value of shares of the Company’s common stock that have been earned or sold but not yet physically issued by the transfer agent as of the balance sheet date. Common stock payable is classified as a component of stockholders’ equity (deficit). Upon physical issuance of the shares, the common stock payable balance is reclassified to common stock (at par value) and additional paid-in capital.